Performance Management	Sep. 30, 2025
Eaton Vance Fixed-Income ETFs_Pro_January 2026_497C | Eaton Vance Ultra-Short Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s  performance from year-to-year  and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	09/30/24	1.90%
Low Quarter	12/31/24	1.18%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Since Inception
Return Before Taxes	5.16%	5.96%
Return After Taxes on Distributions[1]	3.20%	3.83%
Return After Taxes on Distributions and Sale of Fund Shares	3.03%	3.64%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)[2]	7.58%	7.83%[3]
Bloomberg 9-12 Months Short Treasury Index (reflects no deduction for fees, expenses or taxes)[4]	4.40%	4.99%[3]
[1],[2],[3],[4]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414
Eaton Vance Fixed-Income ETFs_Pro_January 2026_497C | Eaton Vance Ultra-Short Income ETF | Eaton Vance Ultra-Short Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.90%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	1.18%
Lowest Quarterly Return, Date	Dec. 31, 2024
Eaton Vance Fixed-Income ETFs_Pro_January 2026_497C | Eaton Vance High Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s  performance from year-to-year  and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at  www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	09/30/24	4.09%
Low Quarter	12/31/24	-0.31%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Since Inception
Return Before Taxes	8.94%	10.54%
Return After Taxes on Distributions[1]	5.71%	7.25%
Return After Taxes on Distributions and Sale of Fund Shares	5.23%	6.66%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)[2]	7.58%	7.83%[3]
ICE BofA BB-B U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)[4]	8.73%	10.78%[3]
[5],[6],[7],[8]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414
Eaton Vance Fixed-Income ETFs_Pro_January 2026_497C | Eaton Vance High Yield ETF | Eaton Vance High Yield ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	4.09%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(0.31%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Eaton Vance Fixed-Income ETFs_Pro_January 2026_497C | Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s  performance from year-to-year  and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at  www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	09/30/25	3.09%
Low Quarter	12/31/24	-0.86%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Since Inception
Return Before Taxes	5.73%	6.60%
Return After Taxes on Distributions[1]	5.71%	6.51%
Return After Taxes on Distributions and Sale of Fund Shares	4.88%	5.89%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[2]	4.25%	5.85%[3]
ICE BofA 2-17 Year US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)[4]	5.17%	5.66%[3]
[9],[10],[11],[12]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414
Eaton Vance Fixed-Income ETFs_Pro_January 2026_497C | Eaton Vance Intermediate Municipal Income ETF | Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	3.09%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(0.86%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s  performance over the last year  and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over the last year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/25	2.59%
Low Quarter	03/31/25	0.26%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past One Year	Since Inception
Return Before Taxes	5.78%	6.83%
Return After Taxes on Distributions[1]	2.71%	3.84%
Return After Taxes on Distributions and Sale of Fund Shares	3.37%	3.93%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)[2]	7.58%	5.51%[3]
Morningstar LSTA US Leveraged Loan Total Return Index (reflects no deduction for fees, expenses or taxes)[4]	5.90%	7.40%[3]
[13],[14],[15],[16]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	2.59%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.26%
Lowest Quarterly Return, Date	Mar. 31, 2025
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over the last year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over the last year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/25	10.69%
Low Quarter	03/31/25	-4.85%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Since Inception
Return Before Taxes	20.12%	16.26%
Return After Taxes on Distributions[1]	19.81%	15.93%
Return After Taxes on Distributions and Sale of Fund Shares	20.10%	12.36%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	17.88%	14.10%[3]
[17],[18],[19]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Parametric Equity Plus ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	10.69%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(4.85%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s  performance from year-to-year  and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The Fund’s primary benchmark index was changed from the Russell 1000® Value Index to the S&P 500® Index effective March 14, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns — Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	03/31/24	7.02%
Low Quarter	06/30/24	-2.56%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Since Inception
Return Before Taxes	6.63%	9.07%
Return After Taxes on Distributions[1]	5.14%	7.77%
Return After Taxes on Distributions and Sale of Fund Shares	4.42%	6.69%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	17.88%	24.17%[3]
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[4]	15.91%	18.39%[3]
[20],[21],[22],[23]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	7.02%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(2.56%)
Lowest Quarterly Return, Date	Jun. 30, 2024

[1]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[2]
2	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[3]
3	Since Inception reflects the inception date of Fund (commenced operations on 10/16/23).

[4]
4	The Bloomberg 9-12 Months Short Treasury Index measures the performance of U.S. Treasury bills, notes and bonds with a maturity between nine and 12 months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[5]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[6]
2	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[7]
3	Since Inception reflects the inception date of Fund (commenced operations on 10/16/23).

[8]
4	The ICE BofA BB-B US High Yield Index is an unmanaged index of below investment grade (BB-B) US corporate bonds. It is not possible to invest directly in an index.

[9]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[10]
2	The Bloomberg Municipal Bond Index covers the USD denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. It is not possible to invest directly in an index.

[11]
3	Since Inception reflects the inception date of Fund (commenced operations on 10/16/23).

[12]
4	The ICE BofA 2-17 Year US Municipal Securities Index is designed to track the performance of USD-denominated taxable municipal debt with a maturity between 2 and 17 years that is issued publicly by states and territories within the United States, as well as their political subdivisions, in the U.S. market. It is not possible to invest directly in an index.

[13]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[14]
2	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[15]
3	Since Inception reflects the inception date of Fund (commenced operations on 02/06/24).

[16]
4	The Morningstar LSTA US Leveraged Loan Total Return Index is a market-value weighted index designed to measure the performance of the US leveraged loan market.

[17]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[18]
2	The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

[19]
3	Since Inception reflects the inception date of the Fund (commenced operations on 11/7/24).

[20]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[21]
2	The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

[22]
3	Since Inception reflects the inception date of the Fund (commenced operations on 10/16/23).

[23]
4	The Russell 1000® Value Index is an index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.